Segment Disclosures	12 Months Ended
Dec. 31, 2012
Segment Disclosures [Abstract]
Segment Disclosures

Note 16. Segment Disclosures

Our reportable segments are Northeast G&P, Atlantic-Gulf, West, and NGL & Petchem Services. (See Note 1.)

Performance Measurement

We currently evaluate segment operating performance based on segment profit (loss) from operations, which includes segment revenues from external and internal customers, segment costs and expenses, and equity earnings (losses). General corporate expenses represent selling, general, and administrative expenses that are not allocated to our segments. The accounting policies of the segments are the same as those described in Note 1. Intersegment revenues primarily represent the sale of NGLs from our natural gas processing plants to our marketing business and are generally accounted for at current market prices as if the sales were to unaffiliated third parties.

The following table reflects the reconciliation of segment revenues and segment profit (loss) to revenues and operating income as reported in the Consolidated Statement of Comprehensive Income. It also presents other financial information related to long-lived assets.

				NGL &
	Northeast			Petchem
	G&P	Atlantic-Gulf	West	Services	Eliminations	Total

	(Millions)
2012
Segment revenues:
Service revenues
External	$168	$1,371	$1,067	$103	$-	$2,709
Internal	-	12	5	-	(17)	-
Total service revenues	168	1,383	1,072	103	(17)	2,709
Product sales
External	2	709	40	3,860	-	4,611
Internal	-	363	1,089	258	(1,710)	-
Total product sales	2	1,072	1,129	4,118	(1,710)	4,611
Total revenues	$170	$2,455	$2,201	$4,221	$(1,727)	$7,320
Segment profit (loss)	$(37)	$574	$980	$295	$-	$1,812
Less equity earnings (losses)	(23)	92	-	42	-	111
Segment operating income (loss)	$(14)	$482	$980	$253	$-	1,701
General corporate expenses						(184)
Operating income						$1,517
Other financial information:
Depreciation and amortization	$76	$381	$234	$23	-	$714

2011
Segment revenues:
Service revenues
External	$49	$1,332	$1,053	$83	$-	$2,517
Internal	-	-	4	-	(4)	-
Total service revenues	49	1,332	1,057	83	(4)	2,517
Product sales
External	-	606	11	4,580	-	5,197
Internal	-	531	1,622	56	(2,209)	-
Total product sales	-	1,137	1,633	4,636	(2,209)	5,197
Total revenues	$49	$2,469	$2,690	$4,719	$(2,213)	$7,714
Segment profit (loss)	$23	$585	$1,181	$246	$-	$2,035
Less equity earnings (losses)	(1)	90	-	53	-	142
Segment operating income (loss)	$24	$495	$1,181	$193	$-	1,893
General corporate expenses						(118)
Operating income						$1,775
Other financial information:
Depreciation and amortization	$5	$365	$236	$15	-	$621

2010
Segment revenues:
Service revenues
External	$2	$1,259	$1,015	$70	$-	$2,346
Internal	-	-	4	-	(4)	-
Total service revenues	2	1,259	1,019	70	(4)	2,346
Product sales
External	-	586	51	3,476	-	4,113
Internal	-	377	1,218	5	(1,600)	-
Total product sales	-	963	1,269	3,481	(1,600)	4,113
Total revenues	$2	$2,222	$2,288	$3,551	$(1,604)	$6,459
Segment profit (loss)	$-	$560	$934	$172	$-	$1,666
Less equity earnings (losses)	4	73	-	32	-	109
Segment operating income (loss)	$(4)	$487	$934	$140	$-	1,557
General corporate expenses						(130)
Operating income						$1,427
Other financial information:
Depreciation and amortization	$-	$345	$219	$14	-	$578

The following table reflects total assets, investments, and additions to long-lived assets by reporting segment.

	Total Assets		Investments		Additions to Long-Lived Assets
	at December 31,		at December 31,		at December 31,
	2012	2011	2012	2011	2012	2011	2010

	(Millions)
Northeast G&P (1)	$4,745	$669	$511	$291	$3,909	$204	$172
Atlantic-Gulf	8,734	7,992	774	615	1,002	650	442
West	4,688	4,649	-	-	360	301	262
NGL & Petchem Services	1,500	1,229	515	477	282	103	27
Other corporate assets	409	461	-	-	16	25	11
Eliminations (2)	(367)	(328)	-	-	-	-	-
Total	$19,709	$14,672	$1,800	$1,383	$5,569	$1,283	$914

_______

  2012 increased primarily due to the Caiman and Laser Acquisitions. (See Note 2.)

  Eliminations primarily relate to the intercompany accounts receivable generated by our cash management program.